UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006
                                               ---------------------------------

Check here if Amendment [_]; Amendment Number:
                                               ---------------------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Emigrant Bancorp, Inc.
Address:     5 East 42nd Street
             New York, New York 10017


Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John R. Hart
Title:       Vice Chairman and Treasurer
Phone:       212-850-4831

Signature, Place, and Date of Signing:

      /s/ John R. Hart        New York, New York       November 8, 2006
      -----------------       --------------------     -------------------
      [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 3
                                           -----------------
Form 13F Information Table Entry Total:           12
                                           -----------------
Form 13F Information Table Value Total:         133,094
                                           -----------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number       Name
-----     --------------------       -----------------------------------------
  1       28-11238                   New York Private Bank & Trust Corporation
  2       28-11216                   Emigrant Bank
  3       28-11294                   Emigrant Agency, Inc.

FORM 13F INFORMATION TABLE

           9/30/2006
             COLUMN 1              COLUMN 2       COLUMN 3         COLUMN 4       COLUMN 5                     COLUMN 6
-------------------------------------------------------------------------------------------------------------------------
          NAME OF ISSUER           TITLE OF        CUSIP            VALUE         SHRS OR      SH/    PUT/    INVESTMENT
                                    CLASS                         (X$1000)        PRN AMT      PRN    CALL    DISCRETION
Central Bancorp Inc/MA             Common        152418109      $   1,461.66        46,818      SH             Defined
Dime Bancorp Inc New               Common        25429Q110      $      41.72       372,500      SH             Defined
Mechanical Technology Inc          Common        583538103      $     319.92       172,000      SH             Defined
New York Community Bancorp Inc     Common        649445103      $  15,441.43       942,700      SH             Defined
Wachovia Corp                      Common        929903102      $ 103,315.49     1,851,532      SH             Defined
-------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc           Common        065908501      $   2,772.90       195,000      SH             Defined
Fifth Third Bancorp                Common        316773100      $   5,616.80       147,500      SH             Defined
Mechanical Technology Inc          Common        583538103      $      20.46        11,000      SH             Defined
Wachovia Corp                      Common        929903102      $   3,542.30        63,482      SH             Defined
-------------------------------------------------------------------------------------------------------------------------
Dime Bancorp Inc New               Common        25429Q110      $       5.60        50,000      SH             Defined
Lev Pharmaceuticals Inc            Common        52730C101      $       8.64         9,600      SH             Defined
Microsoft                          Common        594918104      $     547.00        20,000      SH             Defined


           9/30/2006
             COLUMN 1              COLUMN 7           COLUMN 8
--------------------------------------------------------------------
          NAME OF ISSUER             OTHER        VOTING AUTHORITY
                                   MANAGERS     SOLE  SHARED   NONE
Central Bancorp Inc/MA               1,2,3       X
Dime Bancorp Inc New                 1,2,3       X
Mechanical Technology Inc            1,2,3       X
New York Community Bancorp Inc       1,2,3       X
Wachovia Corp                        1,2,3       X
--------------------------------------------------------------------
BankAtlantic Bancorp Inc                 1       X
Fifth Third Bancorp                      1       X
Mechanical Technology Inc                1       X
Wachovia Corp                            1       X
--------------------------------------------------------------------
Dime Bancorp Inc New                   1,2       X
Lev Pharmaceuticals Inc                1,2       X
Microsoft                              1,2       X


Column 7 Other managers:

   1        28-11238        New York Private Bank & Trust Corporation
   2        28-11216        Emigrant Bank
   3        28-11294        Emigrant Agency, Inc.